Schedules of Investments (unaudited)
June 30, 2026
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 Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.1%
Communication Services — 5.9%
Diversified Telecommunication Services — 3.9%
BCE Inc.	1,727,773	$37,204,204
BT Group PLC	5,779,087	14,581,238
Koninklijke KPN NV	3,245,707	16,015,896
NTT Inc.	69,477,358	61,985,645
Singapore Telecommunications Ltd.	6,367,600	21,710,245
Swisscom AG, Registered Shares	19,580	15,134,358
Telstra Group Ltd.	7,871,309	27,702,484
Total Diversified Telecommunication Services		194,334,070
Media — 0.4%
ITV PLC	3,731,415	3,991,734
Publicis Groupe SA	172,504	17,051,983
Total Media		21,043,717
Wireless Telecommunication Services — 1.6%
Freenet AG	116,728	3,008,080
Millicom International Cellular SA	246,644	22,385,410
Rogers Communications Inc., Class B Shares	769,941	25,039,702
SoftBank Corp.	22,321,830	28,581,282
Total Wireless Telecommunication Services		79,014,474

Total Communication Services		294,392,261
Consumer Discretionary — 4.4%
Automobile Components — 1.0%
Bridgestone Corp.	1,302,800	27,334,552
Cie Generale des Etablissements Michelin SCA	498,424	19,232,388
Toyo Tire Corp.	256,000	5,872,130
Total Automobile Components		52,439,070
Automobiles — 1.3%
Bayerische Motoren Werke AG	312,720	20,472,340
Isuzu Motors Ltd.	708,200	9,370,768
Mercedes-Benz Group AG	670,089	33,647,694
Total Automobiles		63,490,802
Broadline Retail — 0.3%
B&M European Value Retail PLC	1,611,400	4,168,389
Canadian Tire Corp. Ltd., Class A Shares	90,589	12,473,347
Total Broadline Retail		16,641,736
Hotels, Restaurants & Leisure — 0.5%
Evolution AB	136,554	9,385,650 *(a)
Galaxy Entertainment Group Ltd.	2,575,011	9,660,334
Genting Singapore Ltd.	10,213,300	4,816,663
Total Hotels, Restaurants & Leisure		23,862,647
Household Durables — 0.4%
Haseko Corp.	253,271	4,431,171
Sekisui House Ltd.	677,300	14,094,008
Total Household Durables		18,525,179
Specialty Retail — 0.9%
H & M Hennes & Mauritz AB, Class B Shares	678,334	11,683,873
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Industria de Diseno Textil SA	400,509	$25,239,571
Kingfisher PLC	2,062,634	7,752,977
Total Specialty Retail		44,676,421

Total Consumer Discretionary		219,635,855
Consumer Staples — 10.0%
Beverages — 1.5%
Diageo PLC	2,014,851	40,714,892
Kirin Holdings Co. Ltd.	930,757	16,095,324
Pernod Ricard SA	196,609	14,354,656
Suntory Beverage & Food Ltd.	134,900	3,732,628
Total Beverages		74,897,500
Consumer Staples Distribution & Retail — 1.6%
Coles Group Ltd.	360,327	6,083,596
Endeavour Group Ltd.	1,675,834	3,773,309
J Sainsbury PLC	2,391,038	10,148,877
Koninklijke Ahold Delhaize NV	549,371	22,121,551
Tesco PLC	6,372,278	38,795,068
Total Consumer Staples Distribution & Retail		80,922,401
Food Products — 2.8%
Danone SA	216,520	17,759,056
MEIJI Holdings Co. Ltd.	367,020	8,545,170
Mowi ASA	310,866	5,742,641
Nestle SA, Registered Shares	847,660	87,303,778
Orkla ASA	356,451	3,753,443
WH Group Ltd.	8,884,287	9,391,771 (a)
Wilmar International Ltd.	2,500,800	6,979,696
Total Food Products		139,475,555
Household Products — 1.1%
Essity AB, Class B Shares	475,224	13,468,890
Reckitt Benckiser Group PLC	666,534	43,445,550
Total Household Products		56,914,440
Personal Care Products — 2.1%
Unilever PLC	1,776,854	106,773,446
Tobacco — 0.9%
Imperial Brands PLC	1,154,952	42,752,893

Total Consumer Staples		501,736,235
Energy — 13.6%
Energy Equipment & Services — 0.2%
Tenaris SA	439,797	12,173,278
Oil, Gas & Consumable Fuels — 13.4%
Canadian Natural Resources Ltd.	2,518,722	99,630,434
Equinor ASA	849,100	26,900,394
Gaztransport Et Technigaz SA	19,275	4,096,701
Inpex Corp.	1,709,600	34,344,525
OMV AG	44,878	2,829,694
Pembina Pipeline Corp.	864,182	39,970,131
Peyto Exploration & Development Corp.	397,673	6,631,854
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Repsol SA	994,127	$25,016,261
Santos Ltd.	3,276,573	16,366,776
Shell PLC	2,953,748	114,984,304
Suncor Energy Inc.	1,770,505	95,217,291
TC Energy Corp.	1,038,023	68,716,208
TotalEnergies SE	1,029,240	80,053,000
Whitecap Resources Inc.	2,335,366	24,246,655
Woodside Energy Group Ltd.	1,439,559	28,134,590
Yancoal Australia Ltd.	721,614	2,744,640 (a)
Total Oil, Gas & Consumable Fuels		669,883,458

Total Energy		682,056,736
Financials — 24.7%
Banks — 17.5%
ABN AMRO Bank NV, CVA	658,856	28,006,599
ANZ Group Holdings Ltd.	1,495,737	36,631,330
Banca Monte dei Paschi di Siena SpA	6,664,347	82,776,650
Bank of Nova Scotia	1,259,674	109,448,468
BNP Paribas SA	683,037	79,762,833
BOC Hong Kong Holdings Ltd.	2,982,712	16,119,170
Canadian Imperial Bank of Commerce	871,095	100,276,465
Credit Agricole SA	1,184,619	23,830,242
Danske Bank A/S	62,583	3,352,182
DBS Group Holdings Ltd.	1,402,070	70,892,093
DNB Bank ASA	403,271	12,009,900
Intesa Sanpaolo SpA	15,997,894	109,559,521
National Australia Bank Ltd.	1,208,779	31,705,569
Nordea Bank Abp	1,282,452	24,339,390
Oversea-Chinese Banking Corp. Ltd.	1,773,052	33,981,955
Skandinaviska Enskilda Banken AB, Class A Shares	624,914	12,455,470
Svenska Handelsbanken AB, Class A Shares	1,218,639	17,955,696
Swedbank AB, Class A Shares	603,913	22,588,667
United Overseas Bank Ltd.	871,915	26,802,227
Westpac Banking Corp.	1,362,615	33,238,944
Total Banks		875,733,371
Financial Services — 0.4%
Poste Italiane SpA	628,406	20,562,241
Insurance — 6.8%
Ageas SA/NV	93,317	7,468,258
Allianz SE, Registered Shares	179,903	85,173,427
ASR Nederland NV	115,789	8,742,484
AXA SA	1,198,742	60,097,417
Generali	772,387	37,627,639
NN Group NV	157,436	13,798,547
Power Corp. of Canada	570,541	35,557,523
Sampo oyj, Class A Shares	347,907	3,657,027
Suncorp Group Ltd.	670,865	8,965,518
Swiss Life Holding AG, Registered Shares	18,994	20,947,204
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Tryg A/S	200,554	$4,567,527
Zurich Insurance Group AG	68,643	50,938,697
Total Insurance		337,541,268

Total Financials		1,233,836,880
Health Care — 6.9%
Health Care Providers & Services — 0.1%
Sonic Healthcare Ltd.	270,020	3,892,925
Pharmaceuticals — 6.8%
GSK PLC	3,320,324	87,300,754
Novartis AG, Registered Shares	678,183	106,420,882
Ono Pharmaceutical Co. Ltd.	564,700	8,297,207
Roche Holding AG	195,366	80,602,250
Sanofi SA	684,883	58,789,685
Total Pharmaceuticals		341,410,778

Total Health Care		345,303,703
Industrials — 11.6%
Air Freight & Logistics — 0.7%
Deutsche Post AG	530,645	32,215,070
SG Holdings Co. Ltd.	524,800	4,982,412
Total Air Freight & Logistics		37,197,482
Construction & Engineering — 1.4%
Bouygues SA	182,758	10,198,721
COMSYS Holdings Corp.	134,300	4,504,349
Eiffage SA	27,570	4,069,335
Obayashi Corp.	634,500	12,715,376
Skanska AB, Class B Shares	197,364	5,285,798
Vinci SA	216,480	31,630,723
Total Construction & Engineering		68,404,302
Electrical Equipment — 0.1%
Signify NV	174,305	3,326,034 (a)
Ground Transportation — 0.6%
Aurizon Holdings Ltd.	2,099,513	6,079,990
ComfortDelGro Corp. Ltd.	3,118,300	3,230,525
MTR Corp. Ltd.	1,541,477	5,995,250
Tokyo Metro Co. Ltd.	356,100	3,114,574
West Japan Railway Co.	799,600	13,406,614
Total Ground Transportation		31,826,953
Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd.	1,759,500	14,864,337
Keppel Ltd.	864,420	7,311,264
Sekisui Chemical Co. Ltd.	523,500	8,347,333
Total Industrial Conglomerates		30,522,934
Machinery — 2.2%
Amada Co. Ltd.	361,000	6,555,862
Daimler Truck Holding AG	338,567	16,334,941
Hitachi Construction Machinery Co. Ltd.	253,800	8,204,678
Komatsu Ltd.	785,400	30,357,685
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
SKF AB, Class B Shares	374,353	$9,623,640
Volvo AB, Class B Shares	822,878	28,015,509
Yangzijiang Shipbuilding Holdings Ltd.	3,749,200	9,913,227
Total Machinery		109,005,542
Marine Transportation — 0.3%
Kuehne + Nagel International AG, Registered Shares	52,187	12,677,174
SITC International Holdings Co. Ltd.	1,144,937	4,581,471
Total Marine Transportation		17,258,645
Passenger Airlines — 0.6%
Japan Airlines Co. Ltd.	600,700	10,533,733
Qantas Airways Ltd.	1,380,762	10,159,010
Singapore Airlines Ltd.	1,703,313	10,113,606
Total Passenger Airlines		30,806,349
Professional Services — 0.4%
Bureau Veritas SA	140,321	4,296,291
Persol Holdings Co. Ltd.	1,837,000	2,796,332
SGS SA, Registered Shares	95,722	11,121,386
Total Professional Services		18,214,009
Trading Companies & Distributors — 4.4%
Marubeni Corp.	1,362,500	39,317,797
Mitsubishi Corp.	2,927,800	78,308,855
Mitsui & Co. Ltd.	1,919,900	53,122,845
Sojitz Corp.	412,800	13,133,910
Sumitomo Corp.	3,894,000	37,113,096
Total Trading Companies & Distributors		220,996,503
Transportation Infrastructure — 0.3%
Aena SME SA	417,106	12,713,557 (a)

Total Industrials		580,272,310
Materials — 6.4%
Chemicals — 0.6%
Asahi Kasei Corp.	1,400,500	15,433,290
Nissan Chemical Corp.	146,600	7,642,774
Tosoh Corp.	333,437	6,005,046
Total Chemicals		29,081,110
Metals & Mining — 5.7%
BHP Group Ltd.	2,688,008	110,617,805
Fortescue Ltd.	2,320,862	30,791,166
JFE Holdings Inc.	1,324,400	12,712,284
Kobe Steel Ltd.	737,300	8,494,658
Norsk Hydro ASA	1,132,593	10,278,091
Rio Tinto PLC	1,131,317	106,939,793
Yamato Kogyo Co. Ltd.	54,100	4,039,400
Total Metals & Mining		283,873,197
Paper & Forest Products — 0.1%
Oji Holdings Corp.	487,000	2,383,386
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — continued
Svenska Cellulosa AB SCA, Class B Shares	238,120	$2,438,244
Total Paper & Forest Products		4,821,630

Total Materials		317,775,937
Real Estate — 2.1%
Diversified REITs — 0.3%
CapitaLand Integrated Commercial Trust	9,900,900	18,141,508
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	10,965	4,034,499
Industrial REITs — 0.4%
CapitaLand Ascendas REIT	6,502,066	12,517,024
Mapletree Industrial Trust	2,171,556	3,223,462
Mapletree Logistics Trust	4,884,000	4,606,657
Total Industrial REITs		20,347,143
Office REITs — 0.2%
Japan Real Estate Investment Corp.	5,878	4,188,109
Nippon Building Fund Inc.	7,547	5,846,284
Total Office REITs		10,034,393
Real Estate Management & Development — 0.8%
Daito Trust Construction Co. Ltd.	346,800	6,623,394
Daiwa House Industry Co. Ltd.	619,000	16,822,784
Sun Hung Kai Properties Ltd.	1,101,799	15,778,021
Total Real Estate Management & Development		39,224,199
Retail REITs — 0.3%
Japan Metropolitan Fund Investment Corp.	5,967	4,115,679
Klepierre SA	137,095	5,733,579
RioCan Real Estate Investment Trust	305,159	4,880,393
Total Retail REITs		14,729,651

Total Real Estate		106,511,393
Utilities — 10.5%
Electric Utilities — 6.5%
Chubu Electric Power Co. Inc.	667,600	12,569,488
CLP Holdings Ltd.	837,012	7,812,916
EDP SA	2,717,165	14,231,045
Emera Inc.	486,705	25,807,801
Endesa SA	220,327	10,045,773
Enel SpA	6,840,743	78,632,601
Fortis Inc.	709,518	40,633,189
Iberdrola SA	2,335,859	58,325,671
Origin Energy Ltd.	995,409	7,572,023
Power Assets Holdings Ltd.	734,438	5,347,633
Redeia Corp. SA	356,732	6,072,916
SSE PLC	1,466,070	47,400,732
Terna - Rete Elettrica Nazionale	1,073,400	12,566,723
Total Electric Utilities		327,018,511
Gas Utilities — 0.7%
Italgas SpA	796,483	9,229,130
Naturgy Energy Group SA	334,053	10,487,607
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — continued
Snam SpA		1,714,573	$12,381,081
Total Gas Utilities			32,097,818
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.		236,500	5,328,799
Multi-Utilities — 3.0%
A2A SpA		3,482,169	8,997,436
E.ON SE		1,374,375	28,323,114
Engie SA		1,186,290	37,419,937
National Grid PLC		2,866,119	47,474,660
Sembcorp Industries Ltd.		1,397,100	6,858,854
Veolia Environnement SA		525,472	21,892,151
Total Multi-Utilities			150,966,152
Water Utilities — 0.2%
United Utilities Group PLC		551,821	9,587,181

Total Utilities			524,998,461
Total Common Stocks (Cost — $3,955,211,996)			4,806,519,771
	Rate
Preferred Stocks — 0.5%
Consumer Discretionary — 0.5%
Automobiles — 0.5%
Volkswagen AG (Cost — $29,839,195)	7.504%	288,327	23,108,078 (b)
Total Investments before Short-Term Investments (Cost — $3,985,051,191)			4,829,627,849

Short-Term Investments — 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $54,566,314)	3.562%	54,566,314	54,566,314 (c)
Total Investments — 97.7% (Cost — $4,039,617,505)			4,884,194,163
Other Assets in Excess of Liabilities — 2.3%			117,209,785
Total Net Assets — 100.0%			$5,001,403,948

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of June 30, 2026.
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	285	9/26	$45,264,176	$44,820,525	$(443,651)
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Low Volatility High Dividend Index ETF
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,483,240	EUR	4,810,632	State Street Global Markets, LLC	7/7/26	$(18,424)
USD	5,560,506	EUR	4,786,620	State Street Global Markets, LLC	7/7/26	86,304
USD	11,709,075	EUR	10,128,739	State Street Global Markets, LLC	7/7/26	125,376
USD	1,399,914,143	EUR	1,202,240,550	State Street Global Markets, LLC	7/7/26	24,975,640
USD	262,993	NOK	2,611,506	State Street Global Markets, LLC	7/7/26	(889)
USD	273,774	NOK	2,606,868	State Street Global Markets, LLC	7/7/26	10,361
USD	580,257	NOK	5,516,180	State Street Global Markets, LLC	7/7/26	22,870
USD	70,540,655	NOK	658,380,839	State Street Global Markets, LLC	7/7/26	4,013,968
USD	514,663	SEK	5,004,170	State Street Global Markets, LLC	7/7/26	(2,605)
USD	532,263	SEK	4,983,342	State Street Global Markets, LLC	7/7/26	17,149
USD	1,112,733	SEK	10,542,218	State Street Global Markets, LLC	7/7/26	23,012
USD	133,775,750	SEK	1,250,034,586	State Street Global Markets, LLC	7/7/26	4,563,041
USD	1,527,331	AUD	2,213,703	UBS Securities LLC	7/7/26	(6,114)
USD	1,561,558	AUD	2,204,463	UBS Securities LLC	7/7/26	34,514
USD	3,273,992	AUD	4,663,249	UBS Securities LLC	7/7/26	43,733
USD	396,221,182	AUD	555,246,578	UBS Securities LLC	7/7/26	11,598,699
USD	3,018,469	CAD	4,284,689	UBS Securities LLC	7/7/26	(2,580)
USD	3,053,842	CAD	4,263,818	UBS Securities LLC	7/7/26	47,510
USD	6,458,197	CAD	9,022,908	UBS Securities LLC	7/7/26	96,325
USD	773,693,332	CAD	1,073,643,405	UBS Securities LLC	7/7/26	16,688,819
USD	31,167	DKK	204,364	UBS Securities LLC	7/7/26	(103)
USD	31,609	DKK	203,344	UBS Securities LLC	7/7/26	495
USD	66,582	DKK	430,287	UBS Securities LLC	7/7/26	743
USD	7,958,405	DKK	51,072,584	UBS Securities LLC	7/7/26	143,685
USD	2,814,166	JPY	454,885,970	UBS Securities LLC	7/7/26	13,652
USD	2,830,295	JPY	452,538,270	UBS Securities LLC	7/7/26	44,235
USD	5,989,138	JPY	957,658,331	UBS Securities LLC	7/7/26	93,297
USD	713,299,858	JPY	113,865,197,557	UBS Securities LLC	7/7/26	12,286,719
USD	1,436,894	CHF	1,161,596	Wells Fargo Securities LLC	7/7/26	(4,308)
USD	1,461,367	CHF	1,156,013	Wells Fargo Securities LLC	7/7/26	27,092
USD	3,072,855	CHF	2,445,939	Wells Fargo Securities LLC	7/7/26	38,159
USD	369,360,324	CHF	290,236,325	Wells Fargo Securities LLC	7/7/26	9,261,841
USD	2,922,032	GBP	2,213,764	Wells Fargo Securities LLC	7/7/26	(16,172)
USD	2,960,307	GBP	2,202,695	Wells Fargo Securities LLC	7/7/26	36,793
USD	6,239,525	GBP	4,661,101	Wells Fargo Securities LLC	7/7/26	53,108
USD	744,505,565	GBP	553,842,099	Wells Fargo Securities LLC	7/7/26	9,422,078
USD	395,203	HKD	3,094,820	Wells Fargo Securities LLC	7/7/26	451
USD	396,820	HKD	3,111,237	Wells Fargo Securities LLC	7/7/26	(26)
USD	836,258	HKD	6,549,320	Wells Fargo Securities LLC	7/7/26	876
USD	99,452,398	HKD	778,504,521	Wells Fargo Securities LLC	7/7/26	152,257
USD	960,780	SGD	1,242,516	Wells Fargo Securities LLC	7/7/26	(343)
USD	965,593	SGD	1,236,045	Wells Fargo Securities LLC	7/7/26	9,476
USD	2,036,461	SGD	2,615,679	Wells Fargo Securities LLC	7/7/26	13,156
USD	242,842,531	SGD	311,116,009	Wells Fargo Securities LLC	7/7/26	2,185,151
Net unrealized appreciation on open forward foreign currency contracts						$96,079,021

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 2.2%
Diversified Telecommunication Services — 2.2%
Verizon Communications Inc.	314,758	$13,326,854

Consumer Discretionary — 6.3%
Hotels, Restaurants & Leisure — 3.6%
Darden Restaurants Inc.	41,936	8,639,235
McDonald’s Corp.	48,229	13,036,781
Total Hotels, Restaurants & Leisure		21,676,016
Specialty Retail — 2.7%
Home Depot Inc.	42,632	15,035,454
Penske Automotive Group Inc.	7,425	1,328,704
Total Specialty Retail		16,364,158

Total Consumer Discretionary		38,040,174
Consumer Staples — 21.7%
Beverages — 6.7%
Coca-Cola Co.	193,920	15,759,878
Keurig Dr Pepper Inc.	360,420	11,796,547
PepsiCo Inc.	94,106	12,741,952
Total Beverages		40,298,377
Consumer Staples Distribution & Retail — 1.6%
Sysco Corp.	117,931	9,856,673
Food Products — 3.5%
General Mills Inc.	272,825	9,494,310
Mondelez International Inc., Class A Shares	206,076	11,919,436
Total Food Products		21,413,746
Household Products — 7.2%
Colgate-Palmolive Co.	124,429	11,407,651
Kimberly-Clark Corp.	149,500	16,410,615
Procter & Gamble Co.	101,315	14,856,832
Reynolds Consumer Products Inc.	34,005	913,034
Total Household Products		43,588,132
Tobacco — 2.7%
Altria Group Inc.	222,041	15,975,850
Universal Corp.	6,752	352,252
Total Tobacco		16,328,102

Total Consumer Staples		131,485,030
Energy — 6.9%
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	77,675	12,875,408
Diamondback Energy Inc.	35,393	6,221,381
Kinder Morgan Inc.	398,441	12,738,159
ONEOK Inc.	114,969	9,995,405

Total Energy		41,830,353
Financials — 8.5%
Banks — 6.3%
Bank of Hawaii Corp.	11,503	937,379
Community Financial System Inc.	6,707	450,174
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
CVB Financial Corp.	31,776	$716,549
First Commonwealth Financial Corp.	19,580	398,061
First Financial Bancorp	13,661	462,152
First Hawaiian Inc.	28,291	828,926
First Interstate BancSystem Inc., Class A Shares	28,217	1,088,048
First Merchants Corp.	9,927	433,711
Fulton Financial Corp.	47,176	1,141,187
NBT Bancorp Inc.	6,557	323,719
Northwest Bancshares Inc.	34,480	522,717
Peoples Bancorp Inc.	9,450	362,974
PNC Financial Services Group Inc.	54,855	13,506,398
Provident Financial Services Inc.	25,926	612,891
United Bankshares Inc.	21,805	999,323
US Bancorp	255,695	15,443,978
Total Banks		38,228,187
Capital Markets — 1.1%
T. Rowe Price Group Inc.	62,325	7,085,729
Financial Services — 0.3%
Western Union Co.	215,528	1,659,566
Insurance — 0.8%
American Financial Group Inc.	15,201	2,127,228
CNA Financial Corp.	11,723	569,855
Fidelity National Financial Inc.	46,157	2,176,764
Total Insurance		4,873,847

Total Financials		51,847,329
Health Care — 4.6%
Health Care Equipment & Supplies — 1.9%
Medtronic PLC	150,090	11,741,541
Pharmaceuticals — 2.7%
Johnson & Johnson	64,011	16,256,873

Total Health Care		27,998,414
Industrials — 7.9%
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	24,328	12,394,143
Machinery — 2.5%
Illinois Tool Works Inc.	37,647	10,182,384
Snap-on Inc.	11,719	4,715,726
Total Machinery		14,898,110
Professional Services — 3.0%
Automatic Data Processing Inc.	43,964	9,845,738
Paychex Inc.	85,785	8,435,239
Total Professional Services		18,280,977
Trading Companies & Distributors — 0.4%
MSC Industrial Direct Co. Inc., Class A Shares	18,333	2,180,710

Total Industrials		47,753,940
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 1.0%
Containers & Packaging — 1.0%
Packaging Corp. of America	25,594	$6,098,538

Real Estate — 15.1%
Diversified REITs — 0.6%
Broadstone Net Lease Inc.	76,021	1,571,354
Essential Properties Realty Trust Inc.	68,696	2,050,576
Total Diversified REITs		3,621,930
Health Care REITs — 2.0%
CareTrust REIT Inc.	68,058	2,746,140
Healthpeak Properties Inc.	206,729	4,424,001
National Health Investors Inc.	10,392	792,494
Omega Healthcare Investors Inc.	67,686	3,227,268
Sabra Health Care REIT Inc.	55,484	1,082,493
Total Health Care REITs		12,272,396
Hotel & Resort REITs — 1.5%
Apple Hospitality REIT Inc.	74,831	1,257,909
Host Hotels & Resorts Inc.	263,235	6,241,302
Park Hotels & Resorts Inc.	132,496	1,888,068
Total Hotel & Resort REITs		9,387,279
Industrial REITs — 0.7%
EastGroup Properties Inc.	10,549	2,136,489
LXP Industrial Trust	15,107	813,965
STAG Industrial Inc.	34,203	1,301,766
Total Industrial REITs		4,252,220
Office REITs — 0.3%
COPT Defense Properties	26,244	955,019
Highwoods Properties Inc.	33,074	997,512
Total Office REITs		1,952,531
Residential REITs — 2.6%
Equity LifeStyle Properties Inc.	42,438	2,735,129
Equity Residential	70,171	4,766,716
Essex Property Trust Inc.	12,801	3,732,644
Mid-America Apartment Communities Inc.	31,501	4,376,749
Total Residential REITs		15,611,238
Retail REITs — 4.9%
Agree Realty Corp.	35,843	2,714,749
Brixmor Property Group Inc.	72,590	2,288,763
Federal Realty Investment Trust	21,195	2,616,311
Getty Realty Corp.	13,471	449,393
Kimco Realty Corp.	141,721	3,592,627
NNN REIT Inc.	45,073	2,097,247
Phillips Edison & Co. Inc.	24,449	1,017,567
Realty Income Corp.	172,397	10,681,718
Regency Centers Corp.	42,856	3,417,337
Tanger Inc.	21,987	867,827
Total Retail REITs		29,743,539
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialized REITs — 2.5%
CubeSmart	67,696	$2,692,270
EPR Properties	25,604	1,485,288
Four Corners Property Trust Inc.	25,233	619,470
Gaming and Leisure Properties Inc.	68,194	3,036,679
Public Storage	3,392	1,079,708
VICI Properties Inc.	227,999	6,053,373
Total Specialized REITs		14,966,788

Total Real Estate		91,807,921
Utilities — 24.6%
Electric Utilities — 15.4%
Alliant Energy Corp.	59,124	4,510,570
American Electric Power Co. Inc.	79,241	10,840,961
Duke Energy Corp.	106,950	13,537,731
Entergy Corp.	86,485	9,933,667
Evergy Inc.	49,632	4,289,694
Exelon Corp.	266,354	12,417,424
FirstEnergy Corp.	132,399	6,294,248
OGE Energy Corp.	51,352	2,498,788
Pinnacle West Capital Corp.	32,222	3,447,754
Portland General Electric Co.	37,534	1,945,387
Southern Co.	142,083	13,598,764
Xcel Energy Inc.	123,995	9,956,799
Total Electric Utilities		93,271,787
Gas Utilities — 0.5%
New Jersey Resources Corp.	14,551	815,438
Northwest Natural Holding Co.	6,981	342,488
ONE Gas Inc.	13,937	1,074,125
Spire Inc.	11,780	919,900
Total Gas Utilities		3,151,951
Multi-Utilities — 8.2%
Ameren Corp.	53,261	6,020,624
Avista Corp.	16,876	690,397
Black Hills Corp.	33,947	2,525,657
Consolidated Edison Inc.	55,607	6,151,802
Dominion Energy Inc.	137,426	9,384,822
DTE Energy Co.	31,224	4,757,601
NiSource Inc.	129,816	6,172,751
Northwestern Energy Group Inc.	17,850	1,278,417
Public Service Enterprise Group Inc.	77,189	6,264,659
WEC Energy Group Inc.	57,268	6,687,184
Total Multi-Utilities		49,933,914
Water Utilities — 0.5%
Essential Utilities Inc.	76,250	2,921,137

Total Utilities		149,278,789
Total Investments before Short-Term Investments (Cost — $533,982,707)		599,467,342
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,257,365)	3.562%	5,257,365	$5,257,365 (a)
Total Investments — 99.6% (Cost — $539,240,072)			604,724,707
Other Assets in Excess of Liabilities — 0.4%			2,141,997
Total Net Assets — 100.0%			$606,866,704

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	9	9/26	$3,420,293	$3,396,713	$(23,580)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at June 30, 2026.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$4,806,519,771	—	—	$4,806,519,771
Preferred Stocks	23,108,078	—	—	23,108,078
Total Long-Term Investments	4,829,627,849	—	—	4,829,627,849
Short-Term Investments†	54,566,314	—	—	54,566,314
Total Investments	$4,884,194,163	—	—	$4,884,194,163
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$96,130,585	—	$96,130,585
Total	$4,884,194,163	$96,130,585	—	$4,980,324,748

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$443,651	—	—	$443,651
Forward Foreign Currency Contracts††	—	$51,564	—	51,564
Total	$443,651	$51,564	—	$495,215

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at June 30, 2026.

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$599,467,342	—	—	$599,467,342
Short-Term Investments†	5,257,365	—	—	5,257,365
Total Investments	$604,724,707	—	—	$604,724,707
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$23,580	—	—	$23,580

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Low Volatility High Dividend Index ETFs 2026 Quarterly Report